Leases (Tables)	12 Months Ended
Jan. 31, 2023
Leases
Schedule of right of use assets
Right-of-use Assets $

Balance, January 31, 2020	3,251,638
Disposal – ROU asset	(3,330,947)
Disposal – Accumulated amortization on ROU asset	264,362
Amortization on ROU asset	(185,053)

Balance, January 31, 2023, 2022 and 2021	–

Schedule of expected lease payments
Lease Liability $

Balance, January 31, 2020	4,702,292
Disposal	(4,739,149)
Lease liability expense	479,164
Lease payments	(499,929)
Effect of foreign exchange rate changes	57,622

Balance, January 31, 2023, 2022 and 2021	–